DEBT - Debt Narrative(Details) - USD ($)			12 Months Ended
	Jul. 18, 2017	Apr. 08, 2016	Dec. 31, 2017	Dec. 31, 2016	Aug. 10, 2016
Loan
Disclosure of detailed information about borrowings [line items]
Repayments of loan facility		$ 35,000,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt term		2 years
Debt notional amount		$ 35,000,000
Credit Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate		2.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 300,000,000				$ 150,000,000
Maximum borrowing capacity, accordion feature	50,000,000
Payments of commitment fee	1,700,000
Undrawn portion of the facility, fee amount			$ 963,000	$ 886,000
Revolving Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Undrawn portion of the facility, fees percentage			0.56%
Revolving Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Undrawn portion of the facility, fees percentage			0.81%
Revolving Credit Facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate					2.15%
Revolving Credit Facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate					3.125%
Revolving Credit Facility | Base Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate					1.125%
Revolving Credit Facility | Base Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate					2.125%
CALAS Claim | Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 75,000,000